Trade and other receivables	12 Months Ended
Dec. 31, 2020
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Trade and other receivables
18. Trade and other receivables

The following are included in trade and other receivables:

Amounts falling due within one year	2020 £m	2019 £m
Trade receivables (net of bad debt provision)	6,572.2	7,007.6
Work in progress	264.1	349.5
VAT and sales taxes recoverable	236.6	212.7
Prepayments	248.1	287.1
Accrued income	3,150.1	3,292.7
Fair value of derivatives	0.2	1.4
Other debtors	501.0	671.3
	10,972.3	11,822.3

The ageing of trade receivables and other financial assets by due date is as follows:

	Carrying amount at 31 December 2020 £m	Not past due £m	Days past due
2020			0-30 days £m	31-90 days £m	91-180 days £m	181 days- 1 year £m	Greater than 1 year £m
Trade receivables	6,572.2	5,692.4	660.0	167.3	40.4	7.5	4.6
Other financial assets	527.2	451.8	32.5	8.6	11.8	4.3	18.2
	7,099.4	6,144.2	692.5	175.9	52.2	11.8	22.8

	Carrying amount at 31 December 2019 £m	Not past due £m	Days past due
2019			0-30 days £m	31-90 days £m	91-180 days £m	181 days- 1 year £m	Greater than 1 year £m
Trade receivables	7,007.6	5,553.3	934.9	341.0	92.1	22.4	63.9
Other financial assets	582.5	357.6	129.9	48.3	16.2	5.2	25.3
	7,590.1	5,910.9	1,064.8	389.3	108.3	27.6	89.2

Other financial assets are included in other debtors.

Past due amounts are not impaired where collection is considered likely.

Amounts falling due after more than one year	2020 £m	2019 £m
Prepayments	2.8	2.2
Fair value of derivatives	9.6	–
Other debtors	143.8	135.4
	156.2	137.6

The Group has applied the practical expedient permitted by IFRS 15 to not disclose the transaction price allocated to performance obligations unsatisfied (or partially unsatisfied) as of the end of the reporting period as contracts typically have an original expected duration of a year or less.

	2020 £m	2019 £m	2018 £m
Bad debt provisions
At beginning of year	111.7	116.6	91.3
New acquisitions	3.5	5.0	1.5
Charged to the income statement	50.6	45.4	66.7
Released to the income statement	(9.8)	(19.0)	(11.6)
Exchange adjustments	(2.8)	(4.1)	2.1
Transfer to disposal group classified as held for sale	–	(8.9)	–
Utilisations and other movements	(40.7)	(23.3)	(33.4)
At end of year	112.5	111.7	116.6

The allowance for bad and doubtful debts is equivalent to 1.7% (2019: 1.6%, 2018: 1.4%) of gross trade accounts receivables.

Impairment losses on work in progress and accrued income were immaterial for the years presented.

The Group considers that the carrying amount of trade and other receivables approximates their fair value.
Expected credit losses
The Group has applied the simplified approach to measuring expected credit losses, as permitted by IFRS 9. Under this approach, the Group utilises a provision matrix based on the age of the trade receivables and historical loss rates to determine the expected credit losses. Where relevant, the Group also considers forward looking information. Therefore the Group does not track changes in credit risk over the life of a financial asset, but recognises a loss allowance based on the financial asset’s lifetime expected credit loss. Under IFRS 9, the expected credit losses are measured as the difference between the asset’s gross carrying amount and the present value of estimated future cash flows discounted at the financial asset’s original effective interest rate. Given the short-term nature of the Group’s trade receivables, work in progress and accrued income, which are mainly due from large national or multinational companies, the Group’s assessment of expected credit losses includes provisions for specific clients and receivables where the contractual cash flow is deemed at risk. Additional provisions are made based on the assessment of recoverability of aged receivables, where the following criteria are met:

– 100% of the asset aged over one year;

– 50% of the asset aged between 180 days and one year; and

– sufficient evidence of recoverability is not evident.
As a result of the
Covid-19
pandemic, the Group also performed a detailed review of trade receivables, work in progress and accrued income aged less than 180 days, taking into account the level of credit insurance the Group has along with internal and external data including historical and forward looking information. This review focused on significant individual clients along with the industry and country in which the clients operate where there is increased risk due to the pandemic.